Schedule of Lease-related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Operating lease assets	$ 97,286	$ 125,014	$ 197,540
Operating lease liabilities - Current	36,915	35,428	57,329
Operating lease liabilities - Noncurrent	$ 60,371	$ 89,586	$ 139,631